14. LOANS AND BORROWINGS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Jul. 17, 2020
DisclosureOfLoansAndFinancingLineItems [Line Items]
Notional	R$ 2,200,000	R$ 1,000
Updated Value	R$ 2,250,867
Debenture - 2nd issue due on 07.14.27 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Series	1st Series
Issue date	07.14.20
Maturity	07.14.27
Rate	IPCA + 5.30% p.a.
Notional	R$ 705,000
Updated Value	R$ 724,110
Debenture - 2nd issue due on 07.12.30 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Series	2nd Series
Issue date	07.14.20
Maturity	07.12.30
Rate	IPCA + 5.60% p.a.
Notional	R$ 1,495,000
Updated Value	R$ 1,526,757